Restructuring Restructuring Costs by Operating Segment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 140	$ 137	$ 163
Electrical / Electronic Architecture [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring	57	28	49
Powertrain Systems [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring	55	53	25
Electronics And Safety [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 28	$ 56	$ 89